General information, textuals (Details)	5 Months Ended	6 Months Ended
	Jun. 09, 2016	Jun. 30, 2016
Entity Incorporation, Date of Incorporation		Jan. 07, 2010
Entity Incorporation, State Country Name		the Republic of Marshall Islands
Reverse Stock Split	1 for 8 reverse stock split on its issued and outstanding common stock.